/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , August 31, 1999

MFS Charter Income Trust
Date        Identification   Shares           Repurchase       NAV       Broker
            of Security      Repurchased      Price
8/6/99      Shares of        75,000           8.75             9.81      Merrill
            Beneficial                                                   Lynch
            Interest
8/16/99     Shares of        25,000           8.4375           9.76      Merrill
            Beneficial                                                   Lynch
            Interest
8/17/99     Shares of        25,000           8.3125           9.78      Merrill
            Beneficial                                                   Lynch
            Interest
8/19/99     Shares of        25,000           8.25             9.78      Merrill
            Beneficial                                                   Lynch
            Interest
8/20/99     Shares of        50,000           8.3125           9.78      Merrill
            Beneficial                                                   Lynch
            Interest
8/24/99     Shares of        25,000           8.25             9.79      Merrill
            Beneficial                                                   Lynch
            Interest
8/26/99     Shares of        60,000           8.375            9.81      Merrill
            Beneficial                                                   Lynch
            Interest
8/30/99     Shares of        50,000           8.375            9.77      Merrill
            Beneficial                                                   Lynch
            Interest









Total Shares Repurchased:  335,000
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer